Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends

Interim dividends	$ per share			$ million
	2020	2019	2018	2020	2019	2018
A shares:
Cash:
March	0.47	0.47	0.47	1,862	2,100	2,176
June	0.16	0.47	0.47	653	2,062	2,140
September	0.16	0.47	0.47	654	2,007	2,165
December	0.1665	0.47	0.47	691	1,978	2,124
Total - A shares	0.9565	1.88	1.88	3,860	8,147	8,605
B shares:
Cash:
March	0.47	0.47	0.47	1,620	1,775	1,794
June	0.16	0.47	0.47	586	1,762	1,746
September	0.16	0.47	0.47	582	1,765	1,784
December	0.1665	0.47	0.47	622	1,749	1,746
Total - B shares	0.9565	1.88	1.88	3,410	7,051	7,070
Total				7,270	15,198	15,675